Schedule of other current assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Prepayments And Other Current Assets
Sales tax receivable	$ 790,491	$ 86,756
Deposits	86,259	89,288
Total current assets	$ 876,750	$ 176,044